Guarantees, commitments and risks - Sensitivity EUR (Details) - Strategic liquidity risk - Euro - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Guarantees, commitments and risks
Value at risk	€ 600	€ 190
Minimum
Guarantees, commitments and risks
Value at risk	200	130
Maximum
Guarantees, commitments and risks
Value at risk	600	220
Average
Guarantees, commitments and risks
Value at risk	€ 400	€ 180